CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total	Non-controlling interest—in operating subsidiaries	Preferred Unitholders Capital	Limited Partners	Limited Partners Partners' capital	Limited Partners (Deficit) Retained earnings	Limited Partners Ownership Changes	Limited Partners Accumulated Other Comprehensive Income [1]	General Partner	General Partner Partners' capital	General Partner (Deficit) Retained earnings	General Partner Accumulated Other Comprehensive Income		Non-Controlling Interest—Redeemable Partnership Units held by Brookfield	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Partners' capital	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield (Deficit) Retained earnings	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Ownership Changes	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Accumulated Other Comprehensive Income [1]	Non-controlling Interest - Exchange LP Units, equity [Member]	Non-controlling Interest - Exchange LP Units, equity [Member] Partners' capital	Non-controlling Interest - Exchange LP Units, equity [Member] Accumulated Other Comprehensive Income
Balance as at Dec. 31, 2015		$ 7,176	$ 1,608	$ 189	$ 3,838	$ 3,716	$ (559)	$ 126	$ 555	$ 23	$ 19	$ 0	$ 4	[1]	$ 1,518	$ 1,528	$ (245)	$ (19)	$ 254		$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[2]	528	41		285		285			84		84			118		118
Other comprehensive income (loss)		576	67		358				358	4			4	[1]	147				147
Comprehensive (loss) income		1,104	108		643		285		358	88		84	4	[1]	265		118		147
Unit issuance (note 26)		941		186	505	505									250	250					0
Repurchased and cancelled		(6)			(6)	(6)
Partnership distributions (note 28)		(615)		(13)	(377)		(377)			(84)		(84)			(154)		(154)
Partnership preferred distributions (note 28)		(13)			(9)		(9)								4		4
Acquisition of subsidiaries (note 6)		1,241	1,241
Subsidiary distributions to non-controlling interest		(169)	(169)
Disposition of interests (note 11)		(24)	(24)
Other items (note 27)		9	7		17		177	17	(177)			1	(1)	[1]	(15)		70	(15)	(70)
Balance as at Dec. 31, 2016		9,644	2,771	375	4,611	4,215	(483)	143	736	27	19	1	7	[1]	1,860	1,778	(215)	(34)	331		0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		574	449		11		11			113		113			1		1
Other comprehensive income (loss)		323	140		128				128	(1)			(1)	[1]	56				56
Comprehensive (loss) income		897	589		139		11		128	112		113	(1)	[1]	57		1		56
Unit issuance (note 26)		1,212		220	692	692									300	300					0
Repurchased and cancelled						0
Partnership distributions (note 28)		(764)		(30)	(459)		(459)			(114)		(114)			(191)		(191)
Partnership preferred distributions (note 28)		(30)			(22)		(22)								(8)		(8)
Acquisition of subsidiaries (note 6)		3,523	3,523
Subsidiary distributions to non-controlling interest		(831)	(831)
Disposition of interests (note 11)		(177)	(177)
Other items (note 27)		0			6			6							(6)			(6)
Balance as at Dec. 31, 2017		13,474	5,875	595	4,967	4,907	(953)	149	864	25	19	0	6	[1]	2,012	2,078	(413)	(40)	387		0	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Cumulative Effect of New Accounting Principle in Period of Adoption	[3]	16	10		4		4								2		2
Equity, Adjusted Balance, Total		13,490	5,885	595	4,971	4,907	(949)	149	864	25	19		6	[1]	2,014	2,078	(411)	(40)	387
Net income		806	396		192		192			137		137			81		81
Other comprehensive income (loss)		(945)	(657)		(205)				(205)	0			0		(87)				(87)	$ 4		4
Comprehensive (loss) income		(139)	(261)		(13)		192		(205)	137		137			(6)		81		(87)	4
Unit issuance (note 26)		588		342	14	14										0				232	232
Repurchased and cancelled		(31)		(1)	(30)	(30)
Partnership distributions (note 28)		(878)		(41)	(520)		(520)			(140)		(140)			(216)		(216)			(2)
Partnership preferred distributions (note 28)		(41)			(29)		(29)								(12)		(12)
Acquisition of subsidiaries (note 6)		3,232	3,232
Subsidiary distributions to non-controlling interest		(676)	(676)
Decrease From Subsidiary Returns of Capital To Non-controlling Interest		(877)	(877)
Other items (note 27)		0			120	20	450	100	(450)			3	(3)	[1]	43		188	43	(188)	(163)
Balance as at Dec. 31, 2018		$ 14,668	$ 7,303	$ 936	$ 4,513	$ 4,911	$ (856)	$ 249	$ 209	$ 22	$ 19	$ 0	$ 3	[1]	$ 1,823	$ 2,078	$ (370)	$ 3	$ 112	$ 71	$ 212	$ 4

[1]	Refer to Note 27, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.
[3]	Refer to Note 3 Significant Accounting Policies.